Condensed financial statements of the parent company only	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed financial statements of the parent company only
Note 29: Condensed financial statements of the parent company only

Condensed financial statements of the Bank of N.T. Butterfield & Son Limited (the ultimate parent company) without consolidation of its subsidiaries were as follows:

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2019	December 31, 2018
Assets
Cash and demand deposits with banks - Non-interest-bearing	38,615	21,677
Demand deposits with banks - Interest-bearing	118,583	316,872
Cash equivalents - Interest-bearing	329,494	364,714
Cash due from banks	486,692	703,263
Securities purchased under agreements to resell	142,283	27,341
Short-term investments	44,512	13,736
Investment in securities
Equity securities at fair value	7,420	6,495
Available-for-sale	1,252,749	1,345,408
Held-to-maturity (fair value: $1,030,183 (2018: $1,076,979))	1,003,248	1,088,564
Total investment in securities	2,263,417	2,440,467
Net assets of subsidiaries - Banks	610,217	415,227
Net assets of subsidiaries - Non-banks	10,303	24,195
Loans to third parties, net of allowance for credit losses	2,046,406	1,949,701
Loans to subsidiaries - Banks	13,241	12,754
Loans to subsidiaries - Non-banks	56,951	56,020
Accrued interest	13,172	12,824
Other assets, including premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	194,724	203,599
Total assets	5,881,918	5,859,127

Liabilities
Customer deposits
Non-interest bearing	1,430,409	1,378,539
Interest bearing	2,972,847	3,117,063
Total customer deposits	4,403,256	4,495,602
Bank deposits	199,572	154,101
Total deposits	4,602,828	4,649,703
Employee benefit plans	110,347	117,203
Accrued interest	4,017	2,908
Other liabilities, including payables to subsidiaries	57,483	63,648
Total other liabilities	171,847	183,759
Long-term debt	143,500	143,322
Total liabilities	4,918,175	4,976,784

Total shareholders’ equity	963,743	882,343
Total liabilities and shareholders’ equity	5,881,918	5,859,127

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Non-interest income
Banking	24,870	23,506	22,836
Foreign exchange revenue	10,613	11,727	11,623
Custody and other administration services	7,625	—	—
Other non-interest income	5,650	6,330	4,570
Dividends from subsidiaries - Banks	122,776	60,000	50,000
Dividends from subsidiaries - Non-banks	23,371	19,095	16,060
Total non-interest income	194,905	120,658	105,089
Interest income
Interest and fees on loans	132,104	133,124	118,092
Investments	68,721	73,698	61,928
Deposits with banks	9,156	12,932	10,661
Total interest income	209,981	219,754	190,681
Interest expense
Deposits	17,410	6,709	5,011
Long-term debt	7,876	6,949	4,955
Securities sold under agreement to resell	13	33	—
Total interest expense	25,299	13,691	9,966
Net interest income before provision for credit losses	184,682	206,063	180,715
Provision for credit recoveries (losses)	(3,088)	6,823	4,618
Net interest income after provision for credit losses	181,594	212,886	185,333
Net gains (losses) on equity securities	925	(329)	511
Net realized gains (losses) on available-for-sale investments	1,053	758	4,241
Net gains (losses) on other real estate owned	(5)	(323)	(2,416)
Net other gains (losses)	2	—	258
Total other gains (losses)	1,975	106	2,594
Total net revenue	378,474	333,650	293,016
Non-interest expense
Salaries and other employee benefits	77,923	75,949	72,440
Technology and communications	36,008	36,466	33,051
Professional and outside services	27,954	22,696	20,685
Property	6,927	6,693	6,438
Indirect taxes	15,355	14,669	12,900
Non-service employee benefits expense	5,879	6,427	7,854
Marketing	4,372	3,034	3,384
Amortization of intangible assets	169	169	169
Other expenses	9,260	4,230	4,351
Total non-interest expense	183,847	170,333	161,272
Net income before equity in undistributed earnings of subsidiaries	194,627	163,317	131,744
Equity in undistributed earnings of subsidiaries	(17,552)	31,867	21,508
Net income	177,075	195,184	153,252
Other comprehensive income, net of tax	61,430	(19,475)	15,628
Total comprehensive income	238,505	175,709	168,880

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Cash flows from operating activities
Net income	177,075	195,184	153,252
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	21,734	21,425	23,982
Provision for credit (recovery) losses	3,088	(6,823)	(4,618)
Share-based payments and settlements	17,716	12,582	8,410
Net realized (gains) losses on available-for-sale investments	(1,053)	(758)	(4,241)
Net (gains) losses on other real estate owned	5	323	2,416
(Increase) decrease in carrying value of equity method investments	(290)	(1,033)	(1,152)
Dividends received from equity method investment	385	376	307
Equity in undistributed earnings of subsidiaries	17,552	(31,867)	(21,508)
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable	(347)	(755)	2,886
(Increase) decrease in other assets	7,155	(11,160)	12,167
Increase (decrease) in accrued interest payable	1,109	1,737	(519)
Increase (decrease) in employee benefit plans and other liabilities	(4,862)	(2,523)	22,282
Cash provided by (used in) operating activities	239,267	176,708	193,664

Cash flows from investing activities
(Increase) decrease in securities purchased under agreement to resell	(114,942)	151,428	(29,956)
Short-term investments other than restricted cash: proceeds from maturities and sales	—	106,221	610,164
Short-term investments other than restricted cash: purchases	(32,953)	(18,953)	(267,579)
Net change in equity securities at fair value	(925)	329	(511)
Available-for-sale investments: proceeds from sale	114,058	681,656	205,257
Available-for-sale investments: proceeds from maturities and pay downs	204,105	340,114	324,907
Available-for-sale investments: purchases	(196,652)	(156,271)	(595,526)
Held-to-maturity investments: proceeds from maturities and pay downs	137,622	82,853	59,424
Held-to-maturity investments: purchases	(53,228)	(525,637)	(199,145)
Net (increase) decrease in loans to third parties	(99,793)	15,184	(46,391)
Net (increase) decrease in loans to bank subsidiaries	(487)	764	40,689
Net (increase) decrease in loans to non-bank subsidiaries	(930)	1,812	(2,713)
Additions to premises, equipment and computer software	(14,009)	(9,830)	(14,777)
Proceeds from sale of other real estate owned	1,102	5,896	1,795
Injection of capital in subsidiary	(175,107)	(64,029)	(12,802)
Return of capital from a subsidiary	12,972	8,244	12,376
Cash provided by (used in) investing activities	(219,167)	619,781	85,212

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2019	December 31, 2018	December 31, 2017
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(64,027)	(603,925)	(811,322)
Proceeds from issuance of common shares, net of underwriting discounts and commissions	—	—	13
Issuance of subordinated capital, net of underwriting fees	—	73,218	—
Repayment of long-term debt	—	(47,000)	—
Common shares repurchased	(81,534)	(48,443)	—
Proceeds from stock option exercises	349	3,318	4,546
Cash dividends paid on common shares	(93,636)	(83,704)	(69,731)
Cash provided by (used in) financing activities	(238,848)	(706,536)	(876,494)
Net increase (decrease) in cash, cash equivalent and restricted cash	(218,748)	89,953	(597,618)
Cash, cash equivalents and restricted cash: beginning of year	716,999	627,046	1,224,664
Cash, cash equivalents and restricted cash: end of year	498,251	716,999	627,046

Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks	486,692	703,263	604,993
Restricted cash included in short-term investments on the consolidated balance sheets	11,559	13,736	22,053
Total cash, cash equivalents and restricted cash at end of year	498,251	716,999	627,046

Supplemental disclosure of cash flow information
Cash interest paid	24,190	15,428	9,447

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	—	2,041	—
Initial recognition of right-of-use assets and operating lease liabilities	133	—	—